Short-Term and Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Short-term and Long-term Debt

(in thousands)	As of September 30, 2021	As of December 31, 2020
Senior Secured Convertible Debenture	$500	$—
Debt Discount	(492)	—
Senior Secured Convertible Debenture, net	8	—
Paycheck Protection Program loan	1,000	1,900
Paycheck Protection Program loan 2	1,900	—
IPFS Insurance Premium Note Payable	18	—
Total debt, net of debt discount	2,926	1,900
Less current portion of long-term debt	(1,018)	—
Total long-term debt, net of current portion	$1,908	$1,900

(in thousands)	As of December 31, 2020	As of December 31, 2019
Promissory notes	$—	$500
Paycheck Protection Program loan	1,900	—
Total debt	1,900	500
Less current portion of long-term debt	—	(500)
Total long-term debt, net of current portion	$1,900	$—

Schedule Short-term Related Party Debt

(in thousands)	As of September 30, 2021	As of December 31, 2020

Senior Secured Convertible Debenture - related party	$47	$—
Debt Discount-related party	(27)
Senior Secured Convertible Debenture - related party, net	$20	$—

Schedule of Debt Maturities
2021	$9
2022	1,029
2023	—
2024	—
2025	—
Thereafter	1,908
Total debt, net of debt discount	$2,946

2020	$—
2021	—
2022	1,900
Total debt	$1,900